SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.2%)
Aerospace & Defense (0.9%)
Huntington Ingalls Industries, Inc.	8,435	$1,187,226

Automobiles (1.4%)
Thor Industries, Inc.	20,200	1,924,252

Banks (7.7%)
Community Trust Bancorp, Inc.	53,556	1,513,493
PNC Financial Services Group, Inc.	32,000	3,517,120
Popular, Inc.	30,000	1,088,100
Stock Yards Bancorp, Inc.	77,238	2,629,181
UMB Financial Corp.	33,000	1,617,330
		10,365,224

Capital Markets (5.8%)
Raymond James Financial, Inc.	41,195	2,997,348
The Charles Schwab Corp.	135,000	4,891,050
		7,888,398

Chemicals (2.7%)
American Vanguard Corp.	77,600	1,019,664
Eastman Chemical Co.	10,500	820,260
Sensient Technologies Corp.	32,000	1,847,680
		3,687,604

Commercial Services & Supplies (1.8%)
Stericycle, Inc.(a)	38,400	2,421,504

Communications Equipment (3.2%)
Cisco Systems, Inc.	110,000	4,332,900

Consumer Finance (1.2%)
Capital One Financial Corp.	22,000	1,580,920

Diversified Consumer Services (1.3%)
Grand Canyon Education, Inc.(a)	21,300	1,702,722

Diversified Financial Services (5.5%)
Berkshire Hathaway, Inc. (Class B)(a)	35,000	7,452,900

Electric Utilities (4.5%)
Exelon Corp.	112,967	4,039,700
FirstEnergy Corp.	71,650	2,057,071
		6,096,771

Electrical Equipment (0.8%)
Regal Beloit Corp.	10,995	1,032,101

Energy Equipment & Services (0.8%)
National Oilwell Varco, Inc.	115,000	1,041,900

Equity Real Estate Investment Trusts (REITs) (3.9%)
PS Business Parks, Inc.	7,000	856,730
Public Storage	20,000	4,454,400
		5,311,130

Food Products (5.2%)
Bunge, Ltd.	70,929	3,241,455
Cal-Maine Foods, Inc.(a)	97,824	3,753,507
		6,994,962

Health Care Equipment & Supplies (4.6%)
DENTSPLY SIRONA, Inc.	90,993	3,979,124
Medtronic PLC	22,213	2,308,375
		6,287,499

Health Care Providers & Services (4.8%)
Encompass Health Corp	11,000	714,780
Quest Diagnostics, Inc.	43,100	4,934,519
Triple-S Management Corp. (Class B)(a)	46,606	832,849
		6,482,148

Hotels, Restaurants & Leisure (1.2%)
Hilton Worldwide Holdings, Inc.	18,515	1,579,700

Insurance (2.2%)
Old Republic International Corp.	206,792	3,048,114

Interactive Media & Services (3.3%)
Alphabet, Inc. (Class A)(a)	3,064	4,490,598

Machinery (6.5%)
Gorman-Rupp Co.	57,900	1,705,734
Kennametal, Inc.	98,600	2,853,484
Lincoln Electric Holdings, Inc.	45,331	4,172,265
		8,731,483

	SHARES	VALUE
Media (0.9%)
Nexstar Media Group, Inc.	9,000	$809,370
Omnicom Group, Inc.	8,000	396,000
		1,205,370

Metals & Mining (1.0%)
Freeport-McMoRan, Inc.	50,000	782,000
Schnitzer Steel Industries, Inc. (Class A)	30,876	593,746
		1,375,746

Multi-Utilities (1.1%)
MDU Resources Group, Inc.	65,263	1,468,418

Oil, Gas & Consumable Fuels (1.1%)
Pioneer Natural Resources Co.	18,000	1,547,820

Personal Products (2.8%)
Unilever NV	62,000	3,744,800

Pharmaceuticals (6.1%)
Johnson & Johnson	36,500	5,434,120
Sanofi (ADR)	55,600	2,789,452
		8,223,572

Professional Services (2.1%)
ManpowerGroup, Inc.	38,550	2,826,872

Real Estate Management & Development (0.3%)
Forestar Group, Inc.(a)	20,600	364,620

Road & Rail (4.7%)
AMERCO	6,100	2,171,478
Canadian National Railway Co.	39,509	4,206,128
		6,377,606

Semiconductors & Semiconductor Equipment (3.0%)
ON Semiconductor Corp.(a)	52,298	1,134,344
Skyworks Solutions, Inc.	19,913	2,897,341
		4,031,685

Software (2.2%)
Oracle Corp.	50,500	3,014,850

Specialty Retail (3.6%)
Aaron's, Inc.	26,399	1,495,503
Advance Auto Parts, Inc.	21,800	3,346,300
		4,841,803
TOTAL COMMON STOCKS
(Cost $118,878,024)		$132,663,218

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.5%)
Time Deposits (0.5%)
JPM Chase
(New York)(b)	0.01%	$732,656	$732,656

TOTAL SHORT-TERM INVESTMENTS
(Cost $732,656)			$732,656

TOTAL INVESTMENTS - (98.7%)
(Cost $119,610,680)			$133,395,874
OTHER ASSETS AND LIABILITIES, NET - (1.3%)			1,737,508
TOTAL NET ASSETS - (100.0%)			$135,133,382

HEARTLAND MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.7%)
Aerospace & Defense (0.9%)
Huntington Ingalls Industries, Inc.	3,574	$503,040

Automobiles (1.9%)
Thor Industries, Inc.	11,373	1,083,392

Banks (4.5%)
Popular, Inc.	33,202	1,204,236
UMB Financial Corp.	28,180	1,381,102
		2,585,338

Building Products (2.0%)
A.O. Smith Corp.	21,317	1,125,538

Capital Markets (6.8%)
Raymond James Financial, Inc.	24,284	1,766,904
The Charles Schwab Corp.	58,497	2,119,346
		3,886,250

Chemicals (1.6%)
Eastman Chemical Co.	12,022	939,159

Commercial Services & Supplies (2.3%)
Stericycle, Inc.(a)	21,144	1,333,341

Consumer Finance (1.5%)
Discover Financial Services	15,274	882,532

Electric Utilities (5.7%)
Exelon Corp.	40,718	1,456,076
FirstEnergy Corp.	62,675	1,799,399
		3,255,475

Electrical Equipment (2.1%)
nVent Electric PLC	31,809	562,701
Regal Beloit Corp.	7,126	668,918
		1,231,619

Energy Equipment & Services (1.3%)
National Oilwell Varco, Inc.	80,444	728,823

Equity Real Estate Investment Trusts (REITs) (10.1%)
American Homes 4 Rent (Class A)	35,580	1,013,319
PS Business Parks, Inc.	11,123	1,361,344
Public Storage	8,642	1,924,746
Ryman Hospitality Properties, Inc.	40,869	1,503,979
		5,803,388

Food Products (5.1%)
Bunge, Ltd.	33,670	1,538,719
Cal-Maine Foods, Inc.(a)	36,027	1,382,356
		2,921,075

Health Care Equipment & Supplies (3.0%)
DENTSPLY SIRONA, Inc.	38,997	1,705,339

Health Care Providers & Services (5.7%)
Encompass Health Corp	19,354	1,257,623
Quest Diagnostics, Inc.	17,758	2,033,113
		3,290,736

Hotels, Restaurants & Leisure (2.2%)
Hilton Worldwide Holdings, Inc.	15,133	1,291,148

Household Durables (0.7%)
Mohawk Industries, Inc.(a)	4,041	394,361

Household Products (3.8%)
Spectrum Brands Holdings, Inc.	37,953	2,169,393

Insurance (4.2%)
Old Republic International Corp.	78,007	1,149,823
Reinsurance Group of America, Inc.	8,164	777,131
The Hartford Financial Services Group, Inc.	13,544	499,232
		2,426,186

IT Services (1.9%)
The Western Union Co.	51,982	1,113,974

Machinery (8.8%)
Flowserve Corp.	25,198	687,653
Kennametal, Inc.	46,118	1,334,655
Lincoln Electric Holdings, Inc.	24,348	2,240,990
Parker-Hannifin Corp.	4,040	817,454
		5,080,752

	SHARES	VALUE
Media (1.4%)
Nexstar Media Group, Inc.	6,054	$544,436
Omnicom Group, Inc.	5,722	283,239
		827,675

Metals & Mining (1.8%)
Freeport-McMoRan, Inc.	64,729	1,012,362

Multi-Utilities (2.2%)
MDU Resources Group, Inc.	56,921	1,280,723

Oil, Gas & Consumable Fuels (3.8%)
Cabot Oil & Gas Corp.	62,008	1,076,459
Pioneer Natural Resources Co.	13,120	1,128,189
		2,204,648

Pharmaceuticals (1.6%)
Perrigo Co. PLC	19,945	915,675

Professional Services (2.6%)
ManpowerGroup, Inc.	20,262	1,485,812

Road & Rail (3.0%)
AMERCO	4,779	1,701,228

Semiconductors & Semiconductor Equipment (4.0%)
ON Semiconductor Corp.(a)	50,010	1,084,717
Skyworks Solutions, Inc.	8,419	1,224,964
		2,309,681

Specialty Retail (3.2%)
Advance Auto Parts, Inc.	12,089	1,855,661

TOTAL COMMON STOCKS
(Cost $50,710,831)		$57,344,324

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.2%)
Time Deposits (0.2%)
JPM Chase
(New York)(b)	0.01%	$99,811	$99,811

TOTAL SHORT-TERM INVESTMENTS
(Cost $99,811)			$99,811

TOTAL INVESTMENTS - (99.9%)
(Cost $50,810,642)			$57,444,135
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			57,577
TOTAL NET ASSETS - (100.0%)			$57,501,712

VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.8%)
Aerospace & Defense (4.2%)
Kratos Defense & Security Solutions, Inc.(a)	660,000	$12,724,800

Banks (9.0%)
Associated Banc-Corp	475,000	5,994,500
Glacier Bancorp, Inc.	175,000	5,608,750
Independent Bank Corp.	125,000	6,547,500
Old National Bancorp	350,000	4,396,000
Seacoast Banking Corp. of Florida(a)	250,000	4,507,500
		27,054,250

Building Products (1.2%)
Griffon Corp.	185,000	3,614,900

Capital Markets (5.5%)
Artisan Partners Asset Management, Inc. (Class A)	200,000	7,798,000
B Riley Financial, Inc.	350,000	8,771,000
		16,569,000

Chemicals (5.3%)
American Vanguard Corp.	600,000	7,884,000
Sensient Technologies Corp.	140,000	8,083,600
		15,967,600

Commercial Services & Supplies (2.4%)
Brady Corp. (Class A)	180,000	7,203,600

Communications Equipment (2.1%)
InterDigital, Inc.	110,000	6,276,600

Consumer Finance (2.7%)
FirstCash, Inc.	140,000	8,009,400

Diversified Telecommunication Services (3.0%)
ATN International, Inc.	179,000	8,975,060

Electric Utilities (0.6%)
Portland General Electric Co.	50,000	1,775,000

Electronic Equipment, Instruments & Components (3.3%)
Knowles Corp.(a)	300,000	4,470,000
Methode Electronics, Inc.	190,000	5,415,000
		9,885,000

Equity Real Estate Investment Trusts (REITs) (7.6%)
Lamar Advertising Co.	150,000	9,925,500
PotlatchDeltic Corp.	305,000	12,840,500
		22,766,000

Food Products (6.1%)
Hain Celestial Group, Inc.(a)	310,000	10,633,000
TreeHouse Foods, Inc.(a)	190,000	7,700,700
		18,333,700

Health Care Equipment & Supplies (3.0%)
AngioDynamics, Inc.(a)	50,000	603,000
Avanos Medical, Inc.(a)	250,000	8,305,000
		8,908,000

Health Care Providers & Services (1.9%)
Cross Country Healthcare, Inc.(a)	870,000	5,646,300

Household Products (3.8%)
Spectrum Brands Holdings, Inc.	200,000	11,432,000

Insurance (3.3%)
Old Republic International Corp.	200,000	2,948,000
The Hanover Insurance Group, Inc.	75,000	6,988,500
		9,936,500

Leisure Products (2.2%)
Acushnet Holdings Corp.	200,000	6,722,000

Machinery (8.1%)
Astec Industries, Inc.	120,000	6,510,000
Donaldson Company, Inc.	125,000	5,802,500
Enerpac Tool Group Corp. (Class A)	340,000	6,395,400
Kennametal, Inc.	200,000	5,788,000
		24,495,900

Metals & Mining (4.1%)
Materion Corp.	85,000	4,422,550
Schnitzer Steel Industries, Inc. (Class A)	170,000	3,269,100
Worthington Industries, Inc.	110,000	4,485,800
		12,177,450

Oil, Gas & Consumable Fuels (0.7%)
Cabot Oil & Gas Corp.	125,000	2,170,000

Paper & Forest Products (1.8%)
P.H. Glatfelter Co.	390,000	5,370,300

Pharmaceuticals (2.1%)
Phibro Animal Health Corp. (Class A)	360,000	6,264,000

Road & Rail (2.3%)
Heartland Express, Inc.	375,000	6,975,000

Semiconductors & Semiconductor Equipment (3.4%)
DSP Group, Inc.(a)	415,000	5,469,700
Semtech Corp.(a)	90,000	4,766,400
		10,236,100

Software (3.2%)
MicroStrategy, Inc.(a)	63,000	9,485,280

Specialty Retail (4.5%)
Sonic Automotive, Inc. (Class A)	340,000	13,654,400

Textiles, Apparel & Luxury Goods (2.0%)
Ralph Lauren Corp. (Class A)	90,000	6,117,300

Trading Companies & Distributors (0.4%)
NOW, Inc.(a)	250,000	1,135,000

TOTAL COMMON STOCKS
(Cost $286,420,681)		$299,880,440

TOTAL INVESTMENTS - (99.8%)
(Cost $286,420,681)		$299,880,440
OTHER ASSETS AND LIABILITIES, NET - (0.2%)		612,688
TOTAL NET ASSETS - (100.0%)		$300,493,128

VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.8%)
Aerospace & Defense (1.3%)
CPI Aerostructures, Inc.(a)	500,000	$1,340,000
Cubic Corp.	100,000	5,817,000
		7,157,000

Auto Components (1.1%)
Motorcar Parts of America, Inc.(a)	400,200	6,227,112

Automobiles (0.2%)
Harley-Davidson, Inc.	50,000	1,227,000

Banks (11.5%)
Associated Banc-Corp	500,000	6,310,000
Bancorp, Inc.(a)	750,000	6,480,000
Capital City Bank Group, Inc.	500,000	9,395,000
Century Bancorp, Inc. (Class A)	73,100	4,805,594
First Internet Bancorp	301,671	4,443,614
First Interstate BancSystem, Inc.	50,000	1,592,500
Heritage Financial Corp.	300,000	5,517,000
TriCo Bancshares	350,000	8,571,500
TriState Capital Holdings, Inc.(a)	400,000	5,296,000
UMB Financial Corp.	200,000	9,802,000
		62,213,208

Biotechnology (1.6%)
Albireo Pharma, Inc.(a)	100,000	3,337,000
Heron Therapeutics, Inc.(a)	375,000	5,557,500
		8,894,500

Capital Markets (3.5%)
Cowen, Inc. (Class A)	600,000	9,762,000
US Global Investors, Inc. (Class A)	550,000	1,309,000
Waddell & Reed Financial, Inc. (Class A)	425,000	6,311,250
WisdomTree Investments, Inc.	500,000	1,600,000
		18,982,250

Commercial Services & Supplies (2.4%)
CECO Environmental Corp.(a)	550,000	4,009,500
Perma-Fix Environmental Services, Inc.(a)(c)	1,007,700	7,104,285
Viad Corp.	100,000	2,083,000
		13,196,785

Communications Equipment (2.6%)
Calix, Inc.(a)	250,000	4,445,000
Digi International, Inc.(a)	150,000	2,344,500
DZS, Inc.(a)	443,808	4,158,481
Franklin Wireless Corp.(a)	200,000	3,198,000
		14,145,981

Construction & Engineering (4.4%)
Argan, Inc.	250,000	10,477,500
Great Lakes Dredge & Dock Corp.(a)	12,884	122,527
Northwest Pipe Co.(a)	375,000	9,922,500
Sterling Construction Co., Inc.(a)	225,000	3,186,000
		23,708,527

Construction Materials (0.4%)
Tecnoglass, Inc.	363,902	1,928,681

Consumer Finance (0.3%)
Ezcorp, Inc. (Class A)(a)	300,000	1,509,000

Containers & Packaging (1.0%)
Westrock Co.	150,000	5,211,000

Diversified Consumer Services (4.2%)
Carriage Services, Inc.	100,000	2,231,000
Lincoln Educational Services Corp.(a)(c)	2,304,811	12,722,557
Zovio, Inc.(a)(c)(d)	2,025,000	8,100,000
		23,053,557

Diversified Telecommunication Services (2.1%)
Vonage Holdings Corp.(a)	1,100,000	11,253,000

Electric Utilities (0.7%)
Spark Energy, Inc. (Class A)	450,000	3,744,000

Electrical Equipment (1.6%)
nVent Electric PLC	50,000	884,500
Orion Energy Systems, Inc.(a)	750,000	5,677,500
Powell Industries, Inc.	87,155	2,103,050
		8,665,050

	SHARES	VALUE
Electronic Equipment, Instruments & Components (1.2%)
Identiv, Inc.(a)	75,820	$474,633
Intellicheck, Inc.(a)	500,000	3,335,000
Orbital Energy Group, Inc.(a)	1,015,000	629,300
SMTC Corp.(a)	600,000	2,172,000
		6,610,933

Energy Equipment & Services (0.2%)
Aspen Aerogels, Inc.(a)	100,000	1,095,000

Equity Real Estate Investment Trusts (REITs) (3.6%)
CareTrust REIT, Inc.	300,000	5,338,500
Investors Real Estate Trust	40,000	2,606,800
Monmouth Real Estate Investment Corp.	350,000	4,847,500
PotlatchDeltic Corp.	100,000	4,210,000
Ryman Hospitality Properties, Inc.	75,000	2,760,000
		19,762,800

Food Products (3.0%)
Bunge, Ltd.	50,000	2,285,000
Hanover Foods Corp. (Class A)(e)	48,633	3,635,317
Landec Corp.(a)	1,050,000	10,206,000
		16,126,317

Gas Utilities (0.7%)
National Fuel Gas Co.	100,000	4,059,000

Health Care Equipment & Supplies (1.7%)
Accuray, Inc.(a)	3,000,000	7,200,000
Cutera, Inc.(a)	50,000	948,500
Trinity Biotech, PLC (ADR)(a)	492,397	994,642
		9,143,142

Health Care Providers & Services (2.4%)
Patterson Cos., Inc.	250,000	6,026,250
Triple-S Management Corp. (Class B)(a)	400,000	7,148,000
		13,174,250

Household Durables (5.0%)
Century Communities, Inc.(a)	400,000	16,932,000
Hooker Furniture Corp.	75,000	1,937,250
MDC Holdings, Inc.	150,000	7,065,000
ZAGG, Inc.(a)	400,000	1,120,000
		27,054,250

Independent Power & Renewable Electricity Producers (2.9%)
Spark Power Group, Inc. (CAD)(a)(g)	600,000	675,904
Vistra Corp.	800,000	15,088,000
		15,763,904

Insurance (0.4%)
FedNat Holding Co.	170,052	1,074,729
Old Republic International Corp.	75,000	1,105,500
		2,180,229

Internet & Direct Marketing Retail (0.3%)
Trxade Group, Inc.(a)	300,000	1,875,000

IT Services (3.2%)
EVERTEC, Inc.	270,911	9,403,321
Limelight Networks, Inc.(a)	500,000	2,880,000
ServiceSource International, Inc.(a)	400,000	588,000
USA Technologies, Inc.(a)	500,000	4,375,000
		17,246,321

Life Sciences Tools & Services (0.5%)
Harvard Bioscience, Inc.(a)	961,400	2,893,814

Machinery (4.1%)
Energy Recovery, Inc.(a)	250,000	2,050,000
Gorman-Rupp Co.	150,000	4,419,000
Mayville Engineering Co., Inc.(a)	100,000	919,000
Pentair PLC	100,000	4,577,000
Shyft Group, Inc.	500,000	9,440,000
Westport Fuel Systems, Inc.(a)	600,000	978,000
		22,383,000

Media (0.8%)
A H Belo Corp. (Class A)	900,000	1,269,000
Marchex, Inc. (Class B)(a)	1,357,496	2,877,891
		4,146,891

	SHARES	VALUE
Metals & Mining (9.1%)
Americas Gold & Silver Corp.(a)	1,425,000	$3,762,000
Americas Gold & Silver Corp. (CAD)(a)(g)(h)	375,000	988,510
Centerra Gold, Inc. (CAD)(g)	1,700,000	19,776,201
IAMGOLD Corp.(a)	1,000,000	3,830,000
Major Drilling Group International, Inc. (CAD)(a)(g)	600,000	3,212,797
Pretium Resources, Inc.(a)	1,000,000	12,840,000
Roxgold, Inc. (CAD)(a)(g)	3,000,000	3,852,653
Standard Lithium, Ltd. (CAD)(a)(g)	900,000	1,270,699
		49,532,860

Multi-Utilities (0.8%)
MDU Resources Group, Inc.	200,000	4,500,000

Oil, Gas & Consumable Fuels (0.7%)
Berry Corp. (Class A)	1,000,000	3,170,000
HollyFrontier Corp.	25,000	492,750
		3,662,750

Paper & Forest Products (0.5%)
Western Forest Products, Inc. (CAD)(g)	3,900,000	2,958,206

Pharmaceuticals (3.0%)
Evofem Biosciences, Inc.(a)(i)	2,000,000	4,720,000
Jazz Pharmaceuticals PLC(a)	80,000	11,407,200
		16,127,200

Professional Services (3.7%)
Acacia Research Corp.(a)(d)	2,391,397	8,298,148
Barrett Business Services, Inc.	160,000	8,390,400
Hudson Global, Inc.(a)(c)	315,000	3,047,625
RCM Technologies, Inc.(a)	417,529	588,674
		20,324,847

Real Estate Management & Development (2.1%)
Forestar Group, Inc.(a)	34,165	604,720
Kennedy-Wilson Holdings, Inc.	750,000	10,890,000
		11,494,720

Road & Rail (0.5%)
Marten Transport, Ltd.	150,000	2,448,000

Semiconductors & Semiconductor Equipment (1.8%)
GSI Technology, Inc.(a)	450,000	2,538,000
Photronics, Inc.(a)	500,000	4,980,000
Pixelworks, Inc.(a)	1,000,000	2,050,000
		9,568,000

Software (1.3%)
Cloudera, Inc.(a)	150,000	1,633,500
Ebix, Inc.	150,000	3,090,000
Mitek Systems, Inc.(a)	187,700	2,391,298
		7,114,798

Specialty Retail (0.5%)
Indigo Books & Music, Inc. (CAD)(a)(g)	700,000	1,098,719
Rent-A-Center, Inc.	50,000	1,494,500
		2,593,219

Technology Hardware, Storage & Peripherals (1.4%)
NCR Corp.(a)	175,000	3,874,500
Quantum Corp.(a)	800,000	3,680,000
		7,554,500

Textiles, Apparel & Luxury Goods (0.3%)
Culp, Inc.	140,000	1,738,800

Thrifts & Mortgage Finance (4.5%)
MGIC Investment Corp.	1,500,000	13,290,000
Radian Group, Inc.	750,000	10,957,500
		24,247,500

Water Utilities (0.7%)
Pure Cycle Corp.(a)	400,000	3,604,000

TOTAL COMMON STOCKS
(Cost $517,044,655)		$542,100,902

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.0%)
Time Deposits (0.0%)
JPM Chase
(New York)(b)	0.01%	$321,654	$321,654

TOTAL SHORT-TERM INVESTMENTS
(Cost $321,654)			$321,654

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)
Registered Investment Companies (0.5%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(f)	0.08	2,741,150	$2,741,150

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $2,741,150)			$2,741,150

TOTAL INVESTMENTS - (100.3%)
(Cost $520,107,459)			$545,163,706
OTHER ASSETS AND LIABILITIES, NET - (-0.3%)			(1,784,274)
TOTAL NET ASSETS - (100.0%)			$543,379,432

VALUE FUND - SCHEDULE OF OPTIONS

September 30, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Written Options at Value*	Notional Value
Acacia Research Corp., 01/06/16 (Covered Call)	Susquehanna	(544)	$(8,160)	$(188,768)
Zovio, Inc., 01/06/16 (Covered Call)	Susquehanna	(1,000)	(10,000)	$(400,000)
Total Written Options		(1,544)	$(18,160)	$(588,768)

*	Amounts reflect a liability of the Fund.

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2020.
(c)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(d)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $588,768 as of September 30, 2020. See Note 4 in Notes to Schedules of Investments.
(e)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of September 30, 2020.
(g)	Traded in a foreign country.
(h)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2020, the aggregate market value of those securities was $990,000, representing 0.18% of net assets.
(i)	Loaned security; a portion or all of the security was on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 was $2,594,820. See Note 5 in Notes to Schedules of Investments.

Common Abbreviations:

ADR	American Depositary Receipt
Ltd.	Limited
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability
REIT	Real Estate Investment Trust

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

notes to schedules of investments (unaudited)

September 30, 2020

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of September 30, 2020, the Funds had no assets classified as illiquid as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2020, the Value Fund held 0.18% of its net assets in restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

SELECT VALUE FUND
Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$132,663,218	$—	$—	$132,663,218
Short—Term Investments	732,656	—	—	732,656
Total	$133,395,874	$—	$—	$133,395,874

MID CAP VALUE FUND
Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$57,344,324	$—	$—	$57,344,324
Short—Term Investments	99,811	—	—	99,811
Total	$57,444,135	$—	$—	$57,444,135

VALUE PLUS FUND
Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$299,880,440	$—	$—	$299,880,440
Total	$299,880,440	$—	$—	$299,880,440

VALUE FUND
Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs(1)	Level 3 — Significant Unobservable Inputs(2)	Total
Common Stocks	$538,465,585	$3,635,317	$—	$542,100,902
Short—Term Investments	321,654	—	—	321,654
Investments purchased with cash collateral from securities loaned	2,741,150	—	—	2,741,150
Total	$541,528,389	$3,635,317	$—	$545,163,706

Other Financial Instruments(3)
Liabilities
Written Options	$(8,160)	$(10,000)	$—	$(18,160)
Total	$(8,160)	$(10,000)	$—	$(18,160)

(1)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine month period ended September 30, 2020, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(3)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the nine month period ended September 30, 2020 was $8,152,777 and 4,786, respectively.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of September 30, 2020, only the Value Fund had securities on loan.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of September 30, 2020:

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT
VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks (counterparty, Barclays Capital, Inc.)	$1,178,584	$—	$—	$—	$1,178,584
Common Stocks (counterparty, BofA Securities, Inc.)	1,057,516	—	—	—	1,057,516
Common Stocks (counterparty, UBS Securities, LLC)	358,720	—	—	—	358,720
Total Loans					$2,594,820
Gross amount of recognized liabilities for securities lending (collateral received)					$2,741,150
Amounts due to counterparties					$146,330

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the nine month period ended September 30, 2020. The Select Value, Mid Cap Value, and Value Plus Funds had no transactions with affiliates during the same period.

VALUE FUND
SECURITY NAME	MARKET VALUE AS OF DECEMBER 31, 2019	PURCHASES	SALES	MARKET VALUE AS OF SEPTEMBER 30, 2020	SHARE BALANCE AS OF SEPTEMBER 30, 2020	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of September 30, 2020
Hudson Global, Inc.	$3,764,250	$—	$—	$3,047,625	315,000	$—	$(716,625)	$—
Lincoln Educational Services Corp.	6,399,000	52,504	(677,832)	12,722,557	2,304,811	—	7,003,867	(54,982)
Perma-Fix Environmental Services, Inc.	9,170,070	—	—	7,104,285	1,007,700	—	(2,065,785)	—
Zovio, Inc.	3,296,000	732,063	—	8,100,000	2,025,000	—	4,071,937	—
Total	$22,629,320			$30,974,467	5,652,511	$—	$8,293,394	$(54,982)

Investments no longer affiliated as of September 30, 2020
Orbital Energy Group, Inc.(a)	$1,931,699	$—	$(794,052)	$629,300	1,015,000	$—	$4,032,165	$(4,540,512)
RCM Technologies, Inc.	1,838,001	81,938	(312,393)	588,674	417,529	—	(553,369)	(465,503)
Total	$3,769,700			$1,217,974	1,432,529	$—	$3,478,796	$(5,006,015)
Grand Total	$26,399,020			$32,192,441	7,085,040	$—	$11,772,190	$(5,060,997)

(a)	Name Changed. Formerly known as CUI Global, Inc.

(7)	SHAREHOLDER VOTING RESULTS

A Special Meeting of Shareholders of the Heartland Select Value Fund was held on September 28, 2020. Shareholders of record as of the close of business on October 16, 2020 voted to approve the following proposal:

Proposal: To approve an Agreement and Plan of Reorganization pursuant to which the Heartland Select Value Fund, a series of Heartland Group, Inc., will be reorganized with and into the Heartland Mid Cap Value Fund, a series of Heartland Group, Inc., and the transactions it contemplates.

	SHARES VOTED	% OF VOTED	% OF TOTAL
VOTED IN FAVOR	3,177,721.283	90.351%	47.996%
VOTED AGAINST OR ABSTENTIONS	339,380.707	9.649%	5.018%

(8) SUBSEQUENT EVENTS

Immediately prior to the open of business on October 19, 2020, the Mid Cap Value Fund acquired all of the assets and assumed the liabilities of the Select Value Fund (the “Acquired Fund”) in exchange for Investor Class and Institutional Class shares of the Mid Cap Value pursuant to an Agreement and Plan of Reorganization. The primary purpose of the Reorganization was to combine the assets of the Acquired Fund and the Mid Cap Value Fund into a Fund that the Advisor believes will attract new shareholders, and therefore, benefit both Funds’ shareholders. The costs of the Reorganization, other than trading costs associated with the portfolio repositioning of the Acquired Fund, were borne by the Advisor. The Mid Cap Value Fund is the accounting survivor for financial statement and performance reporting purposes.

The Reorganization was accomplished by the exchange of 5,333,161 shares of the Acquired Fund’s Investor Class valued at $114,902,738 for 10,311,950 shares of the Mid Cap Value Fund’s Investor Class and 1,164,929 shares of the Acquired Fund’s Institutional Class valued at $24,973,171 for 2,232,338 shares of the Mid Cap Value Fund’s Institutional Class.

ACQUIRING FUND	SHARES OUTSTANDING OF ACQURING FUND	NET ASSETS OF ACQUIRING FUND	ACQUIRED FUND	ACQUIRED FUND SHARES EXCHANGED	NET ASSETS OF ACQUIRED FUND EXCHANGED
Mid Cap Value Fund	5,480,709	$61,100,467	Select Value Fund	6,498,090	$139,875,915

The investment portfolio cost, fair value and unrealized appreciation for the Acquired Fund immediately prior to the Reorganization was as follows:

ACQUIRED FUND	COST OF INVESTMENTS	PORTFOLIO VALUE	UNREALIZED APPRECIATION
Select Value Fund	$129,903,879	$140,082,332	$10,179,453

Immediately following the Reorganization the net assets of the combined Fund was $200,976,382.

The Reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended. For financial reporting purposes, assets received and shares issued by the Mid Cap Value Fund were recorded at fair value; however, the cost basis of investments received from the Acquired Fund was carried forward to align ongoing reporting of the Mid Cap Value Fund’s realized and unrealized gains and losses with amounts distributable for tax purposes.